D. CONVERTIBLE NOTES (Details Narrative) $ in Thousands	12 Months Ended
Jun. 25, 2017 USD ($)
Debt Disclosure [Abstract]
Beneficial conversion feature	$ 100
Agregate of beneficial conversion feature note issuance cost	$ 200